LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Loans Payable

Baidu Netcom has the right to repay and may terminate the loan upon advanced notice.

Due date	Principal amount
	RMB	US$
	(In thousands)
July 30, 2012	23,000	3,654
October 30, 2012	23,000	3,654
January 30, 2013	23,000	3,654
April 30, 2013	23,000	3,654
July 30, 2013	23,000	3,654
October 30, 2013	25,000	3,974

	140,000	22,244